Glossary
The following abbreviations are used in the Funds’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
AQUIS—Aquis Exchange
ASX—Australian Securities Exchange
CAC40—French Stock Market Index
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REIT(s)—Real Estate Investment Trust(s)
RSP—Savings Shares
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
SWX—SIX Swiss Exchange
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security
XBRN—Berne Stock Exchange

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 93.0%
Argentina 0.3%
Globant SA*	700	$ 74,200
Brazil 4.2%
Atacadao SA	2,200	13,259
B3 SA - Brasil Bolsa Balcao	11,000	121,923
Banco Bradesco SA	6,613	54,133
Banco do Brasil SA	20,000	258,781
Banco Santander Brasil SA, UTS	17,000	192,791
BB Seguridade Participacoes SA	3,800	32,371
Centrais Eletricas Brasileiras SA	1,200	12,326
Cia Siderurgica Nacional SA	3,300	14,268
IRB Brasil Resseguros SA	7,700	189,153
Localiza Rent a Car SA	3,100	35,578
Lojas Renner SA	4,510	55,838
Petrobras Distribuidora SA	6,600	45,535
Petroleo Brasileiro SA	16,600	125,228
Vale SA	5,632	73,286
		1,224,470
Chile 1.2%
Cia Cervecerias Unidas SA	13,444	188,479
Colbun SA	41,695	7,830
Enel Americas SA	1,037,031	171,106
		367,415
China 31.5%
360 Security Technology, Inc. (Class A Stock)	4,978	14,365
Agile Group Holdings Ltd.	8,000	10,381
Alibaba Group Holding Ltd., ADR*	7,500	1,298,325
Angang Steel Co. Ltd. (Class H Stock)	166,400	63,531
Anhui Conch Cement Co. Ltd. (Class H Stock)	40,500	235,589
ANTA Sports Products Ltd.	14,000	104,828
Bank of Chengdu Co. Ltd. (Class A Stock)	12,100	14,828
Bank of China Ltd. (Class H Stock)	442,000	180,191
Bank of Communications Co. Ltd. (Class H Stock)	51,000	37,241
Bank of Hangzhou Co. Ltd. (Class A Stock)	12,700	15,531
Bank of Jiangsu Co. Ltd. (Class A Stock)	13,900	13,962
Bank of Nanjing Co. Ltd. (Class A Stock)	13,100	15,685
Beijing Enterprises Holdings Ltd.	9,500	46,424
CGN Power Co. Ltd. (Class H Stock), 144A	59,000	17,068
China Conch Venture Holdings Ltd.	9,000	31,102

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Construction Bank Corp. (Class H Stock)	516,000	$ 398,319
China International Travel Service Corp. Ltd. (Class A Stock)	1,489	19,505
China Medical System Holdings Ltd.	146,000	140,078
China Minsheng Banking Corp. Ltd. (Class H Stock)	141,500	97,854
China Mobile Ltd.	26,000	221,131
China National Building Material Co. Ltd. (Class H Stock)	232,000	205,746
China Pacific Insurance Group Co. Ltd. (Class H Stock)	14,000	60,050
China Resources Cement Holdings Ltd.	14,000	12,907
China Resources Pharmaceutical Group Ltd., 144A	94,500	103,496
China Resources Power Holdings Co. Ltd.	10,000	14,402
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	3,700	15,666
China Shenhua Energy Co. Ltd. (Class H Stock)	18,500	36,660
China State Construction Engineering Corp. Ltd. (Class A Stock)	19,400	16,485
China Telecom Corp. Ltd. (Class H Stock)	426,000	191,148
China Unicom Hong Kong Ltd.	94,000	91,759
Chinese Universe Publishing and Media Group Co. Ltd. (Class A Stock)	8,286	15,506
CITIC Ltd.	152,000	201,625
CNOOC Ltd.	104,000	171,303
COSCO SHIPPING Ports Ltd.	72,000	62,984
Country Garden Holdings Co. Ltd.	41,000	55,653
Daqin Railway Co. Ltd. (Class A Stock)	12,400	14,158
Far East Horizon Ltd.	113,000	105,564
Fosun International Ltd.	13,500	17,739
Greenland Holdings Group Co. Ltd. (Class A Stock)	13,100	13,148
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	2,500	13,550
Henan Shuanghui Investment & Development Co. Ltd. (Class A Stock)	4,100	14,193
Hengan International Group Co. Ltd.	10,000	75,531
Industrial & Commercial Bank of China Ltd. (Class H Stock)	347,000	234,080
Industrial Bank Co. Ltd. (Class A Stock)	7,000	19,357
JD.com, Inc., ADR*	9,600	287,136
Jinke Properties Group Co. Ltd. (Class A Stock)	16,300	14,745
Kweichow Moutai Co. Ltd. (Class A Stock)	300	42,068
Lenovo Group Ltd.	254,000	203,150
Li Ning Co. Ltd.	11,000	27,137
Logan Property Holdings Co. Ltd.	16,000	24,428
Longfor Group Holdings Ltd., 144A	8,000	29,762
Luye Pharma Group Ltd., 144A	173,500	134,844
Momo, Inc., ADR	800	27,176
NetEase, Inc., ADR	200	46,164
New Oriental Education & Technology Group, Inc., ADR*	700	73,017

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
PICC Property & Casualty Co. Ltd. (Class H Stock)	36,000	$ 42,938
Pinduoduo, Inc., ADR*	1,000	22,270
Ping An Bank Co. Ltd. (Class A Stock)	7,500	15,286
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	44,500	527,984
Sany Heavy Industry Co. Ltd. (Class A Stock)	9,100	18,556
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	12,800	17,538
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	4,000	15,074
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	72,000	68,912
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	11,000	18,866
Shui On Land Ltd.	773,000	165,637
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	24,514
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	316,000	109,969
Sinotruk Hong Kong Ltd.(a)	82,000	121,024
Sunac China Holdings Ltd.	27,000	122,910
TAL Education Group, ADR*	1,900	61,180
Tencent Holdings Ltd.	34,000	1,587,210
Tingyi Cayman Islands Holding Corp.	10,000	14,962
Tongwei Co. Ltd. (Class A Stock)	7,900	16,597
Vipshop Holdings Ltd., ADR*	2,400	18,240
Want Want China Holdings Ltd.	50,000	39,062
Weichai Power Co. Ltd. (Class H Stock)	144,000	222,895
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	3,300	19,319
Wuliangye Yibin Co. Ltd. (Class A Stock)	1,300	22,560
XCMG Construction Machinery Co. Ltd. (Class A Stock)	23,400	16,449
Xiamen C & D, Inc. (Class A Stock)	11,700	15,216
Yum China Holdings, Inc.	5,900	268,450
Zoomlion Heavy Industry Science and Technology Co. Ltd. (Class A Stock)	22,600	20,142
		9,262,035
Colombia 0.1%
Bancolombia SA	1,330	15,891
Ecopetrol SA	26,540	23,863
		39,754
Czech Republic 0.7%
Komercni banka A/S	5,361	206,966

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Greece 0.8%
Hellenic Telecommunications Organization SA	1,346	$ 18,507
JUMBO SA	10,979	214,425
		232,932
Hong Kong 0.1%
Sino Biopharmaceutical Ltd.	36,000	44,307
Hungary 0.3%
MOL Hungarian Oil & Gas PLC	2,211	22,512
OTP Bank Nyrt	1,236	51,470
		73,982
India 7.6%
Adani Ports & Special Economic Zone Ltd.	2,826	15,501
Bajaj Finance Ltd.	4,476	211,782
Bajaj Finserv Ltd.	1,456	150,326
Bharti Infratel Ltd.	1,751	6,254
Cipla Ltd.	1,859	14,083
Divi’s Laboratories Ltd.	441	10,475
Dr. Reddy’s Laboratories Ltd.	620	23,194
HCL Technologies Ltd.	7,769	116,731
Hindalco Industries Ltd.	59,451	164,399
Hindustan Petroleum Corp. Ltd.	3,209	12,412
Housing Development Finance Corp. Ltd.	3,157	97,339
Indiabulls Housing Finance Ltd.	1,530	11,899
Infosys Ltd., ADR	2,200	24,904
InterGlobe Aviation Ltd., 144A	505	11,436
ITC Ltd.	17,343	68,170
Larsen & Toubro Ltd.	2,489	50,139
LIC Housing Finance Ltd.	24,685	185,975
NTPC Ltd.	122,452	225,510
Oil & Natural Gas Corp. Ltd.	75,747	152,955
Power Grid Corp. of India Ltd.	74,685	228,837
Reliance Industries Ltd., 144A, GDR	2,941	98,262
Tata Steel Ltd.	20,527	128,548
UPL Ltd.	1,854	16,021
Vedanta Ltd.	7,265	16,241
Wipro Ltd.	53,146	204,844
		2,246,237
Indonesia 1.4%
Bank Mandiri Persero Tbk PT	235,300	133,266

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia (cont’d.)
Bank Rakyat Indonesia Persero Tbk PT	310,000	$ 98,780
Gudang Garam Tbk PT	29,400	158,243
Indofood Sukses Makmur Tbk PT	23,300	11,749
		402,038
Luxembourg 0.0%
Reinet Investments SCA	803	14,111
Malaysia 1.1%
Genting Malaysia Bhd	59,500	55,668
MISC Bhd	6,000	10,521
RHB Bank Bhd	150,000	200,056
Telekom Malaysia Bhd	67,100	66,388
		332,633
Mexico 2.2%
America Movil SAB de CV (Class L Stock)	175,200	122,781
Cemex SAB de CV, UTS(a)	72,200	25,695
Fibra Uno Administracion SA de CV, REIT	17,400	22,399
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,000	20,069
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	7,645	115,690
Grupo Financiero Banorte SAB de CV (Class O Stock)	13,500	67,536
Grupo Financiero Inbursa SAB de CV (Class O Stock)	12,600	15,431
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	8,100	16,805
Promotora y Operadora de Infraestructura SAB de CV	1,245	11,207
Wal-Mart de Mexico SAB de CV	74,900	221,021
		638,634
Pakistan 0.6%
Oil & Gas Development Co. Ltd.	209,000	166,441
Peru 0.3%
Credicorp Ltd.	400	87,196
Philippines 2.0%
Globe Telecom, Inc.	3,655	154,119
International Container Terminal Services, Inc.	4,810	12,736
PLDT, Inc.	7,930	179,524
SM Investments Corp.	790	15,467
SM Prime Holdings, Inc.	316,000	226,296
		588,142

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland 0.7%
Cyfrowy Polsat SA	1,550	$ 11,993
Powszechna Kasa Oszczednosci Bank Polski SA	4,848	51,070
Powszechny Zaklad Ubezpieczen SA	13,309	143,386
		206,449
Qatar 0.7%
Masraf Al Rayan QSC	183,496	192,271
Russia 4.8%
Gazprom PJSC	89,470	331,165
Inter RAO UES PJSC	171,000	12,114
LUKOIL PJSC	3,857	315,334
Magnit PJSC, GDR	1,404	20,266
Magnitogorsk Iron & Steel Works PJSC	12,400	8,336
MMC Norilsk Nickel PJSC	130	29,900
Novatek PJSC, GDR	347	72,470
Novolipetsk Steel PJSC	6,090	14,419
Rosneft Oil Co. PJSC	14,720	97,430
Sberbank of Russia PJSC, ADR	22,221	330,852
Tatneft PJSC	11,470	133,159
X5 Retail Group NV, GDR	1,728	56,973
		1,422,418
South Africa 5.1%
Anglo American Platinum Ltd.	3,019	179,685
Aspen Pharmacare Holdings Ltd.	14,077	88,572
Exxaro Resources Ltd.	17,107	199,381
Kumba Iron Ore Ltd.	6,828	225,624
MultiChoice Group Ltd.*	2,396	22,399
Naspers Ltd. (Class N Stock)	1,788	435,246
Netcare Ltd.	6,499	7,557
Old Mutual Ltd.	27,166	36,315
RMB Holdings Ltd.	3,961	20,777
SPAR Group Ltd. (The)	1,029	13,148
Standard Bank Group Ltd.	11,436	142,584
Telkom SA SOC Ltd.	20,698	123,342
Woolworths Holdings Ltd.	5,323	20,338
		1,514,968
South Korea 12.0%
BNK Financial Group, Inc.	2,507	14,813
Cheil Worldwide, Inc.	7,322	167,245

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Daelim Industrial Co. Ltd.	2,111	$ 188,138
Fila Korea Ltd.	2,366	134,329
GS Engineering & Construction Corp.	327	9,341
GS Holdings Corp.	271	11,505
Hana Financial Group, Inc.	7,799	229,206
Hotel Shilla Co. Ltd.	181	12,011
Hyundai Glovis Co. Ltd.	104	13,500
Hyundai Mobis Co. Ltd.	1,280	259,917
Industrial Bank of Korea	18,217	202,193
KB Financial Group, Inc.	3,448	126,396
Kia Motors Corp.	6,841	252,331
Korea Aerospace Industries Ltd.	403	12,537
Korea Gas Corp.	948	34,198
Korea Investment Holdings Co. Ltd.	220	13,761
Korea Zinc Co. Ltd.	45	16,817
KT&G Corp.	2,666	216,707
Kumho Petrochemical Co. Ltd.	2,380	163,894
LG Electronics, Inc.	578	31,763
LG Uplus Corp.	595	6,531
Lotte Corp.	679	19,453
POSCO	1,269	240,644
Samsung Electronics Co. Ltd.	21,036	800,127
Samsung Life Insurance Co. Ltd.	379	24,329
Samsung Securities Co. Ltd.	332	10,231
Shinhan Financial Group Co. Ltd.	7,048	258,840
Woori Financial Group, Inc.	4,159	45,995
		3,516,752
Taiwan 11.8%
Asia Cement Corp.	11,000	14,767
Chailease Holding Co. Ltd.	1,030	4,337
Delta Electronics, Inc.	46,000	222,991
Feng TAY Enterprise Co. Ltd.	31,900	212,569
Foxconn Technology Co. Ltd.	5,000	10,317
Giant Manufacturing Co. Ltd.	2,000	15,298
Globalwafers Co. Ltd.	2,000	21,449
Hon Hai Precision Industry Co. Ltd.	112,000	282,289
Largan Precision Co. Ltd.	1,000	135,838
MediaTek, Inc.	14,000	140,929
Nanya Technology Corp.	6,000	14,113
Novatek Microelectronics Corp.	32,000	170,208
Quanta Computer, Inc.	15,000	27,664
Realtek Semiconductor Corp.	32,000	214,376
Shanghai Commercial & Savings Bank Ltd. (The)	60,000	98,953

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
SinoPac Financial Holdings Co. Ltd.	59,000	$ 23,468
Taiwan High Speed Rail Corp.	145,000	193,734
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	902,445
Uni-President Enterprises Corp.	109,000	282,578
Wistron Corp.	15,000	11,200
Yuanta Financial Holding Co. Ltd.	428,000	240,123
Zhen Ding Technology Holding Ltd.	63,000	230,454
		3,470,100
Thailand 1.9%
Advanced Info Service PCL	31,700	219,334
Airports of Thailand PCL	20,000	46,684
Electricity Generating PCL	1,500	16,032
Home Product Center PCL	144,700	80,776
Krung Thai Bank PCL	291,300	185,266
Thai Union Group PCL	17,400	10,687
		558,779
Turkey 1.3%
BIM Birlesik Magazalar A/S	2,310	19,390
Coca-Cola Icecek A/S	13,219	78,915
Eregli Demir ve Celik Fabrikalari TAS	23,557	31,347
Haci Omer Sabanci Holding A/S	124,644	219,708
KOC Holding A/S	4,054	13,541
Tupras Turkiye Petrol Rafinerileri A/S	715	17,941
Turkcell Iletisim Hizmetleri A/S	6,332	14,621
		395,463
United Arab Emirates 0.3%
Abu Dhabi Commercial Bank PJSC	14,716	35,985
Aldar Properties PJSC	21,467	12,450
Emaar Properties PJSC	18,305	27,490
		75,925

Total Common Stocks (cost $24,939,445)		27,354,618
Exchange-Traded Funds 2.8%
United States
iShares MSCI Emerging Markets ETF	9,849	411,393

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Funds (Continued)
United States (cont’d.)
iShares MSCI Saudi Arabia ETF(a)	12,900	$ 419,766

Total Exchange-Traded Funds (cost $808,417)		831,159
Preferred Stocks 3.3%
Brazil 2.6%
Banco Bradesco SA (PRFC)	4,200	38,122
Centrais Eletricas Brasileiras SA (PRFC B)	12,900	133,552
Cia Brasileira de Distribuicao (PRFC)	8,600	210,158
Itau Unibanco Holding SA (PRFC)	5,600	51,226
Petroleo Brasileiro SA (PRFC)	46,000	316,522
Telefonica Brasil SA (PRFC)	2,400	32,821
		782,401
Chile 0.0%
Embotelladora Andina SA (PRFC B)	3,029	10,648
Colombia 0.2%
Bancolombia SA (PRFC)	2,448	30,815
Grupo Aval Acciones y Valores SA (PRFC)	49,440	18,912
		49,727
South Korea 0.5%
LG Chem Ltd. (PRFC)	43	6,498
Samsung Electronics Co. Ltd. (PRFC)	4,404	136,557
		143,055

Total Preferred Stocks (cost $919,959)		985,831

Total Long-Term Investments (cost $26,667,821)		29,171,608

Short-Term Investments 2.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	18,585	18,585

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $558,352; includes $557,439 of cash collateral for securities on loan)(b)(w)	558,289	$ 558,401

Total Short-Term Investments (cost $576,937)		576,986

TOTAL INVESTMENTS 101.1% (cost $27,244,758)		29,748,594
Liabilities in excess of other assets (1.1)%		(323,261)

Net Assets 100.0%		$ 29,425,333

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $537,168; cash collateral of $557,439 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
Banks	15.6%
Oil, Gas & Consumable Fuels	7.9
Internet & Direct Marketing Retail	7.1
Interactive Media & Services	5.5
Semiconductors & Semiconductor Equipment	5.0
Metals & Mining	4.2
Insurance	4.0
Technology Hardware, Storage & Peripherals	4.0
Electronic Equipment, Instruments & Components	3.1
Wireless Telecommunication Services	2.9
Exchange-Traded Funds	2.8
Real Estate Management & Development	2.4
Pharmaceuticals	2.1
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	2.0
Electric Utilities	1.8
Food & Staples Retailing	1.8
Diversified Telecommunication Services	1.7
Textiles, Apparel & Luxury Goods	1.7%
Transportation Infrastructure	1.7
Construction Materials	1.6
Machinery	1.6
Tobacco	1.4
Food Products	1.4
Capital Markets	1.3
Specialty Retail	1.2
Diversified Financial Services	1.2
IT Services	1.2
Hotels, Restaurants & Leisure	1.2
Beverages	1.1
Chemicals	1.1
Independent Power & Renewable Electricity Producers	1.0
Industrial Conglomerates	1.0
Thrifts & Mortgage Finance	0.9
Construction & Engineering	0.9
Auto Components	0.9

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Automobiles	0.9%
Media	0.8
Consumer Finance	0.7
Diversified Consumer Services	0.4
Software	0.3
Gas Utilities	0.3
Multiline Retail	0.3
Personal Products	0.3
Health Care Equipment & Supplies	0.2
Entertainment	0.2
Road & Rail	0.1
Household Durables	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Household Products	0.1
Leisure Products	0.0*
Trading Companies & Distributors	0.0* %
Air Freight & Logistics	0.0*
Aerospace & Defense	0.0*
Airlines	0.0*
Marine	0.0*
Life Sciences Tools & Services	0.0*
Health Care Providers & Services	0.0*
101.1
Liabilities in excess of other assets	(1.1)
100.0%

*	Less than +/- 0.05%

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 95.1%
Common Stocks 91.8%
Australia 7.1%
Adelaide Brighton Ltd.	1,140	$ 2,747
AGL Energy Ltd.	1,873	26,818
ALS Ltd.	1,304	6,417
Alumina Ltd.	7,414	11,811
AMP Ltd.	8,001	9,748
Ansell Ltd.	426	8,116
APA Group	3,480	26,226
Aristocrat Leisure Ltd.	1,831	38,214
ASX Ltd.	571	34,619
Atlas Arteria Ltd.	2,129	11,909
Aurizon Holdings Ltd.	5,696	22,422
AusNet Services	5,831	7,076
Australia & New Zealand Banking Group Ltd.	8,222	156,709
Bank of Queensland Ltd.	1,286	8,196
Bendigo & Adelaide Bank Ltd.	1,410	11,052
BHP Group Ltd.	8,503	235,726
BHP Group PLC	5,980	142,618
BlueScope Steel Ltd.	1,487	13,206
Boral Ltd.	3,203	11,299
Brambles Ltd.	4,658	41,747
Caltex Australia Ltd.	731	13,463
Challenger Ltd.	1,601	7,745
CIMIC Group Ltd.	279	6,979
Coca-Cola Amatil Ltd.	1,502	10,851
Cochlear Ltd.	165	24,843
Coles Group Ltd.*	3,223	31,199
Commonwealth Bank of Australia	5,113	286,891
Computershare Ltd.	1,330	14,381
Crown Resorts Ltd.	1,096	8,871
CSL Ltd.	1,306	204,288
CSR Ltd.	1,412	3,876
Dexus, REIT	3,076	27,576
Domain Holdings Australia Ltd.	294	607
Domino’s Pizza Enterprises Ltd.	157	4,131
Downer EDI Ltd.	1,578	7,779
DuluxGroup Ltd.	1,036	6,619
Evolution Mining Ltd.	3,295	11,181
Flight Centre Travel Group Ltd.	142	4,468
Fortescue Metals Group Ltd.	5,006	28,410
Goodman Group, REIT	5,096	51,629
GPT Group (The), REIT	5,594	23,743
Harvey Norman Holdings Ltd.	1,363	4,088
Iluka Resources Ltd.	1,326	8,695

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Incitec Pivot Ltd.	4,968	$ 11,782
Insurance Australia Group Ltd.	6,637	39,164
IOOF Holdings Ltd.	952	3,783
Lendlease Group	1,631	16,202
Macquarie Group Ltd.	882	77,056
Magellan Financial Group Ltd.	372	15,693
Medibank Private Ltd.	7,734	19,097
Metcash Ltd.	2,437	4,673
Mirvac Group, REIT	11,175	24,586
National Australia Bank Ltd.	8,114	158,092
Newcrest Mining Ltd.	2,210	53,443
Northern Star Resources Ltd.	1,877	16,517
Nufarm Ltd.	807	2,686
Oil Search Ltd.	3,716	18,064
Orica Ltd.	1,102	16,478
Origin Energy Ltd.	5,025	27,277
Orora Ltd.	3,207	7,427
OZ Minerals Ltd.	841	5,878
Perpetual Ltd.	120	3,239
Platinum Asset Management Ltd.	508	1,670
Qantas Airways Ltd.	1,932	7,548
QBE Insurance Group Ltd.	3,818	32,516
Qube Holdings Ltd.	3,391	7,311
Ramsay Health Care Ltd.	371	18,507
REA Group Ltd.	137	9,197
Rio Tinto Ltd.	1,088	73,393
Rio Tinto PLC	3,186	180,634
Santos Ltd.	5,074	25,092
Scentre Group, REIT	14,807	40,368
SEEK Ltd.	1,017	14,501
Seven Group Holdings Ltd.	355	4,372
Shopping Centres Australasia Property Group, REIT	2,347	3,909
Sonic Healthcare Ltd.	1,354	25,916
South32 Ltd.	14,615	31,197
Star Entertainment Group Ltd. (The)	2,231	6,305
Stockland, REIT	6,926	21,621
Suncorp Group Ltd.	3,712	34,260
Sydney Airport	3,210	18,307
Tabcorp Holdings Ltd.	5,258	16,147
Telstra Corp. Ltd.	11,805	32,065
TPG Telecom Ltd.	1,090	5,187
Transurban Group	7,721	82,130
Treasury Wine Estates Ltd.	2,160	26,048
Vicinity Centres, REIT	8,827	15,752

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Vocus Group Ltd.*	1,928	$ 4,235
Washington H Soul Pattinson & Co. Ltd.	249	3,863
Wesfarmers Ltd.	3,257	87,383
Westpac Banking Corp.	9,954	194,647
Whitehaven Coal Ltd.	2,201	5,531
WiseTech Global Ltd.	215	4,666
Woodside Petroleum Ltd.	2,707	64,112
Woolworths Group Ltd.	3,700	90,099
WorleyParsons Ltd.	903	9,937
		3,338,552
Austria 0.2%
ANDRITZ AG	198	7,085
Erste Group Bank AG*	843	30,259
OMV AG	397	19,910
Raiffeisen Bank International AG	391	9,170
Telekom Austria AG*	434	3,209
Verbund AG	179	9,992
Vienna Insurance Group AG Wiener Versicherung Gruppe	98	2,518
voestalpine AG	337	8,970
		91,113
Belgium 1.0%
Ackermans & van Haaren NV	67	9,771
Ageas	544	29,239
Anheuser-Busch InBev SA/NV	2,215	221,874
Colruyt SA	152	7,929
Galapagos NV*	135	23,429
Groupe Bruxelles Lambert SA	209	19,747
KBC Group NV	792	50,978
Proximus SADP	420	11,974
Sofina SA	44	8,525
Solvay SA	197	20,210
Telenet Group Holding NV	130	6,386
UCB SA	344	26,816
Umicore SA	566	17,663
		454,541
Cambodia 0.0%
NagaCorp Ltd.	4,000	6,018

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chile 0.0%
Antofagasta PLC	1,053	$ 11,910
China 0.3%
AAC Technologies Holdings, Inc.	2,200	11,826
BOC Hong Kong Holdings Ltd.	10,400	39,741
China Mengniu Dairy Co. Ltd.*	7,600	30,729
China Travel International Investment Hong Kong Ltd.	4,000	739
FIH Mobile Ltd.*	6,000	848
Guotai Junan International Holdings Ltd.	6,000	953
Kerry Logistics Network Ltd.	1,600	2,747
Lenovo Group Ltd.	22,000	17,596
Minth Group Ltd.	1,300	3,678
MMG Ltd.*	6,000	1,884
Nexteer Automotive Group Ltd.	2,000	2,087
Semiconductor Manufacturing International Corp.*	8,600	10,185
Shougang Fushan Resources Group Ltd.	8,000	1,660
Shui On Land Ltd.	8,000	1,714
Tingyi Cayman Islands Holding Corp.	6,400	9,576
Towngas China Co. Ltd.*	2,000	1,528
Uni-President China Holdings Ltd.	2,600	3,084
Want Want China Holdings Ltd.	15,000	11,719
Xinyi Solar Holdings Ltd.	8,000	4,415
		156,709
Denmark 1.5%
Ambu A/S (Class B Stock)	433	6,331
AP Moller - Maersk A/S (Class A Stock)	14	14,946
AP Moller - Maersk A/S (Class B Stock)	20	22,397
Carlsberg A/S (Class B Stock)	303	41,397
Chr Hansen Holding A/S	297	25,940
Coloplast A/S (Class B Stock)	376	43,842
Danske Bank A/S	1,893	28,090
Demant A/S*	309	9,108
Drilling Co. of 1972 (The)*	60	4,065
DSV A/S	506	48,245
Genmab A/S*	165	30,672
GN Store Nord A/S	374	17,768
H. Lundbeck A/S	170	6,552
ISS A/S	527	14,766
Jyske Bank A/S*	196	6,229
Novo Nordisk A/S (Class B Stock)	4,888	234,656
Novozymes A/S (Class B Stock)	588	27,258
Orsted A/S, 144A	428	39,118

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark (cont’d.)
Pandora A/S	284	$ 10,893
Rockwool International A/S (Class B Stock)	17	4,149
Tryg A/S	344	10,501
Vestas Wind Systems A/S	573	47,021
		693,944
Finland 1.0%
Elisa OYJ	410	19,258
Fortum OYJ	1,233	28,345
Huhtamaki OYJ	284	10,789
Kesko OYJ (Class B Stock)	196	11,878
Kone OYJ (Class B Stock)	1,128	64,297
Metso OYJ	330	12,740
Neste OYJ	1,200	39,787
Nokia OYJ	16,377	88,198
Nokian Renkaat OYJ	397	11,397
Nordea Bank Abp	9,077	58,394
Orion OYJ (Class B Stock)	304	10,410
Sampo OYJ (Class A Stock)	1,410	58,747
Stora Enso OYJ (Class R Stock)	1,639	18,896
UPM-Kymmene OYJ	1,512	40,801
Wartsila OYJ Abp	1,272	16,004
		489,941
France 9.2%
Accor SA	558	24,851
Adevinta ASA (Class A Stock)*	214	2,423
Adevinta ASA (Class B Stock)*	394	4,367
Aeroports de Paris	81	13,943
Air France-KLM*	651	6,770
Air Liquide SA	1,215	167,803
Airbus SE	1,589	224,604
ALD SA, 144A	293	4,377
Alstom SA	456	19,622
Amundi SA, 144A	172	11,845
Arkema SA	202	18,142
Atos SE	265	21,362
AXA SA	5,545	140,038
BioMerieux	124	10,485
BNP Paribas SA	3,122	145,410
Bollore SA	2,803	12,027
Bouygues SA	620	22,196
Bureau Veritas SA	772	19,261

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Capgemini SE	455	$ 57,782
Carrefour SA	1,611	30,948
Casino Guichard Perrachon SA	168	6,204
Cie de Saint-Gobain	1,388	53,204
Cie Generale des Etablissements Michelin SCA	503	55,586
Cie Plastic Omnium SA	132	3,476
CNP Assurances	467	9,655
Covivio, REIT	122	12,467
Credit Agricole SA	3,310	39,324
Danone SA	1,719	148,999
Dassault Aviation SA	7	9,617
Dassault Systemes SE	385	58,587
Edenred	704	35,324
Eiffage SA	221	21,825
Electricite de France SA	1,384	17,141
Elis SA	578	10,750
Engie SA	4,776	73,398
EssilorLuxottica SA	847	114,589
Eurazeo SE	141	9,454
Eutelsat Communications SA	508	9,730
Faurecia SA	215	10,179
Gecina SA, REIT	147	22,510
Getlink SE	1,347	19,426
Hermes International	88	61,918
ICADE, REIT	101	8,770
Iliad SA	67	6,927
Imerys SA	100	4,186
Ingenico Group SA	186	17,578
Ipsen SA	96	11,019
JCDecaux SA	189	5,456
Kering SA	213	109,936
Klepierre SA, REIT	544	16,719
Lagardere SCA	306	6,920
Legrand SA	770	54,275
L’Oreal SA	693	185,130
LVMH Moet Hennessy Louis Vuitton SE	718	296,539
Natixis SA	2,432	9,779
Orange SA	5,506	81,634
Orpea	129	16,155
Pernod Ricard SA	606	106,593
Peugeot SA	1,596	37,597
Publicis Groupe SA	620	30,581
Remy Cointreau SA	67	9,923
Renault SA	522	29,100

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Rexel SA	922	$ 10,307
Rubis SCA	252	14,170
Safran SA	951	136,437
Sanofi	3,129	261,145
Sartorius Stedim Biotech	75	12,005
Schneider Electric SE	1,503	129,302
SCOR SE	440	18,103
SEB SA	75	12,015
Societe BIC SA	76	5,286
Societe Generale SA	2,104	51,613
Sodexo SA	245	28,062
Suez	1,057	15,513
Teleperformance	167	34,958
Thales SA	285	32,136
TOTAL SA	7,090	367,407
Ubisoft Entertainment SA*	248	20,411
Unibail-Rodamco-Westfield, REIT	383	51,340
Valeo SA	664	20,680
Veolia Environnement SA	1,423	35,904
Vinci SA	1,336	137,504
Vivendi SA	2,790	77,481
Wendel SA	86	11,867
Worldline SA, 144A*	240	17,169
		4,307,251
Germany 7.0%
1&1 Drillisch AG	128	3,866
adidas AG	554	176,499
Allianz SE	1,219	283,031
Aroundtown SA	1,995	15,958
Axel Springer SE	141	9,732
BASF SE	2,633	175,435
Bayer AG	2,685	174,095
Bayerische Motoren Werke AG	918	67,629
Beiersdorf AG	282	32,429
Brenntag AG	435	21,300
Carl Zeiss Meditec AG	107	11,745
Commerzbank AG	3,111	21,203
Continental AG	315	43,258
Covestro AG, 144A	492	22,232
Daimler AG	2,489	128,468
Delivery Hero SE, 144A*	314	15,189
Deutsche Bank AG	5,981	46,406
Deutsche Boerse AG	530	73,905

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Deutsche Lufthansa AG	682	$ 10,820
Deutsche Post AG	2,813	91,617
Deutsche Telekom AG	9,319	153,085
Deutsche Wohnen SE	1,031	37,871
DWS Group GmbH & Co. KGaA, 144A	97	3,235
E.ON SE	6,259	62,601
Evonik Industries AG	481	13,764
Fielmann AG	77	5,374
Fraport AG Frankfurt Airport Services Worldwide	93	7,782
Fresenius Medical Care AG & Co. KGaA	619	42,944
Fresenius SE & Co. KGaA	1,161	58,295
FUCHS PETROLUB SE	95	3,355
GEA Group AG	484	12,090
GRENKE AG	83	7,163
Hannover Rueck SE	174	27,140
Hapag-Lloyd AG, 144A	78	3,286
HeidelbergCement AG	432	31,211
Hella GmbH & Co. KGaA	121	5,747
Henkel AG & Co. KGaA	288	27,100
HOCHTIEF AG	55	6,251
Hugo Boss AG	189	11,919
Infineon Technologies AG	3,494	65,324
Innogy SE, 144A	367	17,660
K+S AG	585	9,501
KION Group AG	211	11,297
Knorr-Bremse AG	133	13,471
LANXESS AG	254	15,144
LEG Immobilien AG	187	21,630
Merck KGaA	370	37,674
METRO AG	513	7,944
MTU Aero Engines AG	147	36,750
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	428	102,720
OSRAM Licht AG	283	10,678
ProSiebenSat.1 Media SE	627	8,127
Puma SE	240	16,795
Rational AG	10	6,851
Rheinmetall AG	120	13,728
Rocket Internet SE, 144A*	176	4,964
RWE AG	1,653	44,597
SAP SE	2,796	343,764
Scout24 AG, 144A	318	17,651
Siemens AG	2,207	241,404
Siemens Healthineers AG, 144A	376	15,676
Suedzucker AG	209	3,239

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Symrise AG	359	$ 33,147
Talanx AG	124	5,220
Telefonica Deutschland Holding AG	1,782	4,501
thyssenkrupp AG	1,281	16,472
TUI AG	1,303	12,902
Uniper SE	560	17,284
United Internet AG	339	10,137
Volkswagen AG	91	15,482
Vonovia SE	1,520	74,388
Wacker Chemie AG	42	3,116
Wirecard AG	328	54,516
Zalando SE, 144A*	392	17,973
		3,276,757
Hong Kong 3.0%
AIA Group Ltd.	34,800	358,396
ASM Pacific Technology Ltd.	1,000	11,736
Bank of East Asia Ltd. (The)	3,600	10,408
Brightoil Petroleum Holdings Ltd.^*	7,000	—
Cathay Pacific Airways Ltd.	1,700	2,407
Champion REIT	5,000	3,713
Chow Tai Fook Jewellery Group Ltd.	2,600	2,495
CK Asset Holdings Ltd.	8,000	60,276
CK Hutchison Holdings Ltd.	7,700	72,042
CK Infrastructure Holdings Ltd.	1,700	13,200
CLP Holdings Ltd.	4,900	53,332
Dah Sing Banking Group Ltd.	800	1,395
Dah Sing Financial Holdings Ltd.	500	2,249
Dairy Farm International Holdings Ltd.	900	6,746
First Pacific Co. Ltd.	7,000	2,934
Great Eagle Holdings Ltd.	1,200	4,874
Haitong International Securities Group Ltd.	7,000	2,066
Hang Lung Group Ltd.	2,800	7,219
Hang Lung Properties Ltd.	6,000	14,157
Hang Seng Bank Ltd.	2,100	50,013
Henderson Land Development Co. Ltd.	4,004	20,756
Hong Kong & China Gas Co. Ltd.	28,338	62,585
Hong Kong Exchanges & Clearing Ltd.	3,640	123,150
Hongkong Land Holdings Ltd.	3,300	20,142
Huabao International Holdings Ltd.	2,000	842
Hutchison Port Holdings Trust, UTS	12,000	2,631
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	868
Hysan Development Co. Ltd.	2,000	9,543
Jardine Matheson Holdings Ltd.	570	34,606

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Jardine Strategic Holdings Ltd.	550	$ 18,864
Johnson Electric Holdings Ltd.	1,000	1,810
Kerry Properties Ltd.	2,400	9,047
Li & Fung Ltd.	16,000	2,242
Lifestyle International Holdings Ltd.	1,400	1,918
Link REIT	5,900	68,590
Melco International Development Ltd.	2,000	4,915
MTR Corp. Ltd.	4,200	27,590
New World Development Co. Ltd.	16,600	23,455
NWS Holdings Ltd.	4,000	7,437
PCCW Ltd.	13,000	7,410
Power Assets Holdings Ltd.	3,800	27,249
Sa Sa International Holdings Ltd.	2,000	563
Shangri-La Asia Ltd.	2,800	3,418
Shun Tak Holdings Ltd.	6,000	2,226
Sino Land Co. Ltd.	9,600	15,609
Sun Art Retail Group Ltd.	6,500	6,618
Sun Hung Kai Properties Ltd.	4,000	64,688
Swire Pacific Ltd. (Class A Stock)	1,500	17,256
Swire Pacific Ltd. (Class B Stock)	2,900	5,181
Swire Properties Ltd.	3,200	11,598
Techtronic Industries Co. Ltd.	3,500	26,114
Television Broadcasts Ltd.	200	322
United Energy Group Ltd.*	21,000	3,791
Vitasoy International Holdings Ltd.	2,000	9,437
VTech Holdings Ltd.	400	3,519
WH Group Ltd., 144A	23,500	23,085
Wharf Holdings Ltd. (The)	3,400	8,263
Wharf Real Estate Investment Co. Ltd.	3,700	23,444
Wheelock & Co. Ltd.	2,400	15,217
Xinyi Glass Holdings Ltd.	6,000	6,051
Yue Yuen Industrial Holdings Ltd.	1,800	5,049
		1,406,757
Ireland 0.5%
AIB Group PLC	2,447	8,383
Bank of Ireland Group PLC	2,544	11,224
CRH PLC	2,351	77,919
Flutter Entertainment PLC	213	16,894
Glanbia PLC	579	7,530
James Hardie Industries PLC	1,262	17,138
Kerry Group PLC (Class A Stock)	417	48,648

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ireland (cont’d.)
Kingspan Group PLC	424	$ 20,747
Smurfit Kappa Group PLC	699	22,155
		230,638
Israel 0.4%
Airport City Ltd.*	216	3,980
Alony Hetz Properties & Investments Ltd.	283	3,865
Amot Investments Ltd.	329	2,327
Azrieli Group Ltd.	95	6,686
Bank Hapoalim BM*	3,251	24,667
Bank Leumi Le-Israel BM	4,181	30,526
Bezeq The Israeli Telecommunication Corp. Ltd.	6,000	4,086
Delek Group Ltd.	11	1,684
Elbit Systems Ltd.	67	10,765
First International Bank of Israel Ltd.	141	3,649
Gazit-Globe Ltd.	246	2,212
Harel Insurance Investments & Financial Services Ltd.	307	2,404
Israel Chemicals Ltd.	2,124	11,494
Israel Corp. Ltd. (The)*	10	2,452
Israel Discount Bank Ltd. (Class A Stock)	3,604	15,657
Melisron Ltd.	44	2,320
Migdal Insurance & Financial Holding Ltd.	1,777	2,175
Mizrahi Tefahot Bank Ltd.*	413	9,931
Nice Ltd.*	180	27,614
Oil Refineries Ltd.*	3,115	1,677
Paz Oil Co. Ltd.	28	3,977
Phoenix Holdings Ltd. (The)	334	2,089
Shufersal Ltd.	264	1,949
Strauss Group Ltd.	121	3,665
Teva Pharmaceutical Industries Ltd.*	2,808	22,404
Tower Semiconductor Ltd.*	265	5,257
		209,512
Italy 1.9%
A2A SpA	4,682	8,175
Assicurazioni Generali SpA	3,716	69,011
Atlantia SpA	1,564	40,133
Banca Mediolanum SpA	798	5,690
Banco BPM SpA*	4,203	7,806
Buzzi Unicem SpA	227	4,605
Buzzi Unicem SpA, RSP	87	1,232
Davide Campari-Milano SpA	1,580	14,699
DiaSorin SpA	73	8,464

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Enel SpA	22,364	$ 153,173
Eni SpA	7,207	112,877
Ferrari NV	361	58,068
FinecoBank Banca Fineco SpA	1,655	16,432
Hera SpA	2,217	8,272
Intesa Sanpaolo SpA	43,577	94,379
Italgas SpA	1,322	8,360
Leonardo SpA	1,076	13,107
Mediaset SpA*	839	2,469
Mediobanca Banca di Credito Finanziario SpA	2,093	20,900
Moncler SpA	508	20,825
Pirelli & C SpA, 144A	1,165	6,871
Poste Italiane SpA, 144A	1,393	14,871
PRADA SpA	1,600	4,948
Prysmian SpA	756	15,599
Recordati SpA	292	13,084
Saipem SpA*	1,654	8,198
Salvatore Ferragamo SpA	186	3,889
Snam SpA	6,502	31,893
Telecom Italia SpA*	31,460	17,741
Telecom Italia SpA, RSP	18,238	9,663
Terna Rete Elettrica Nazionale SpA	3,955	24,059
UniCredit SpA	6,451	75,704
Unione di Banche Italiane SpA	2,935	7,533
UnipolSai Assicurazioni SpA	1,961	5,100
		907,830
Japan 22.2%
77 Bank Ltd. (The)	200	2,849
ABC-Mart, Inc.	70	4,429
Acom Co. Ltd.	1,300	4,586
Advantest Corp.	580	22,566
Aeon Co. Ltd.	2,080	35,924
AEON Financial Service Co. Ltd.	310	5,008
Aeon Mall Co. Ltd.	330	5,071
AGC, Inc.	520	15,922
Aica Kogyo Co. Ltd.	180	5,195
Aiful Corp.*	600	1,226
Ain Holdings, Inc.	60	3,278
Air Water, Inc.	480	7,831
Aisin Seiki Co. Ltd.	500	16,206
Ajinomoto Co., Inc.	1,470	26,380
Alfresa Holdings Corp.	550	13,271
Alps Alpine Co. Ltd.	600	10,960

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Amada Holdings Co. Ltd.	1,000	$ 11,044
ANA Holdings, Inc.	350	11,764
Aoyama Trading Co. Ltd.	100	1,865
Aozora Bank Ltd.	320	7,333
Aplus Financial Co. Ltd.*	1,100	735
Ariake Japan Co. Ltd.	20	1,236
Asahi Group Holdings Ltd.	1,090	47,267
Asahi Intecc Co. Ltd.	600	15,752
Asahi Kasei Corp.	3,700	37,613
Asics Corp.	500	5,371
ASKUL Corp.	100	2,493
Astellas Pharma, Inc.	5,580	79,210
Autobacs Seven Co. Ltd.	200	3,255
Awa Bank Ltd. (The)	120	2,717
Azbil Corp.	400	9,560
Bandai Namco Holdings, Inc.	570	30,738
Bank of Kyoto Ltd. (The)	240	9,301
Benefit One, Inc.	200	3,415
Benesse Holdings, Inc.	220	5,156
Bic Camera, Inc.	400	3,955
Bridgestone Corp.	1,820	68,240
Brother Industries Ltd.	700	12,420
Calbee, Inc.	170	4,797
Canon Marketing Japan, Inc.	160	3,064
Canon, Inc.	2,980	80,860
Capcom Co. Ltd.	300	6,264
Casio Computer Co. Ltd.	600	6,839
Central Japan Railway Co.	474	95,287
Chiba Bank Ltd. (The)	2,000	9,895
Chubu Electric Power Co., Inc.	2,000	28,259
Chugai Pharmaceutical Co. Ltd.	580	41,595
Chugoku Bank Ltd. (The)	450	3,927
Chugoku Electric Power Co., Inc. (The)	880	10,987
Citizen Watch Co. Ltd.	780	3,907
Coca-Cola Bottlers Japan Holdings, Inc.	440	10,874
COMSYS Holdings Corp.	400	10,103
Concordia Financial Group Ltd.	3,300	11,618
Cosmo Energy Holdings Co. Ltd.	200	4,119
Credit Saison Co. Ltd.	450	5,477
CyberAgent, Inc.	230	9,255
Dai Nippon Printing Co. Ltd.	850	17,848
Daicel Corp.	880	7,442
Daido Steel Co. Ltd.	60	2,279
Daifuku Co. Ltd.	300	16,451

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Dai-ichi Life Holdings, Inc.	3,200	$ 47,052
Daiichi Sankyo Co. Ltd.	1,830	111,247
Daiichikosho Co. Ltd.	130	5,377
Daikin Industries Ltd.	730	90,577
Daishi Hokuetsu Financial Group, Inc.	130	3,451
Daito Trust Construction Co. Ltd.	156	20,073
Daiwa House Industry Co. Ltd.	1,870	53,223
Daiwa Securities Group, Inc.	4,400	18,973
DeNA Co. Ltd.	310	5,917
Denka Co. Ltd.	240	6,908
Denso Corp.	1,380	58,480
Dentsu, Inc.	630	20,918
DIC Corp.	300	8,074
Disco Corp.	80	14,711
DMG Mori Co. Ltd.	300	4,364
Dowa Holdings Co. Ltd.	120	3,805
East Japan Railway Co.	1,080	99,113
Ebara Corp.	300	8,065
Eisai Co. Ltd.	774	41,840
Electric Power Development Co. Ltd.	500	11,217
Exedy Corp.	60	1,223
Ezaki Glico Co. Ltd.	160	6,947
FamilyMart UNY Holdings Co. Ltd.	700	14,960
Fancl Corp.	200	5,016
FANUC Corp.	573	102,161
Fast Retailing Co. Ltd.	110	66,063
FP Corp.	90	5,551
Fuji Electric Co. Ltd.	400	12,295
Fuji Media Holdings, Inc.	140	1,826
Fuji Oil Holdings, Inc.	160	4,931
FUJIFILM Holdings Corp.	1,070	50,778
Fujikura Ltd.	700	2,573
Fujitsu General Ltd.	200	3,212
Fujitsu Ltd.	550	42,982
Fukuoka Financial Group, Inc.	460	8,414
Fukuyama Transporting Co. Ltd.	100	3,781
Furukawa Electric Co. Ltd.	200	5,361
Fuyo General Lease Co. Ltd.	100	5,942
Glory Ltd.	100	2,643
GMO internet, Inc.	200	3,245
GMO Payment Gateway, Inc.	140	10,191
Goldwin, Inc.	21	2,904
GS Yuasa Corp.	200	3,747
GungHo Online Entertainment, Inc.	120	3,164

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Gunma Bank Ltd. (The)	1,300	$ 4,469
H2O Retailing Corp.	300	3,395
Hachijuni Bank Ltd. (The)	1,290	4,852
Hakuhodo DY Holdings, Inc.	700	10,999
Hamamatsu Photonics KK	330	12,259
Hankyu Hanshin Holdings, Inc.	670	23,534
Haseko Corp.	770	8,341
Heiwa Corp.	130	2,672
Hikari Tsushin, Inc.	20	4,413
Hino Motors Ltd.	800	6,420
Hirose Electric Co. Ltd.	51	5,343
Hiroshima Bank Ltd. (The)	900	4,284
HIS Co. Ltd.	80	1,953
Hisamitsu Pharmaceutical Co., Inc.	210	8,457
Hitachi Capital Corp.	130	2,666
Hitachi Chemical Co. Ltd.	290	7,916
Hitachi Construction Machinery Co. Ltd.	320	7,543
Hitachi High-Technologies Corp.	200	10,120
Hitachi Ltd.	2,680	95,233
Hitachi Metals Ltd.	600	6,322
Hitachi Transport System Ltd.	150	4,690
Hokkaido Electric Power Co., Inc.	500	2,835
Hokuhoku Financial Group, Inc.	400	3,998
Hokuriku Electric Power Co.*	500	3,585
Honda Motor Co. Ltd.	5,040	124,850
Horiba Ltd.	150	8,083
Hoshizaki Corp.	170	12,026
House Foods Group, Inc.	240	8,799
Hoya Corp.	1,100	84,625
Hulic Co. Ltd.	1,060	9,104
Ibiden Co. Ltd.	360	6,444
Ichigo, Inc.	900	3,260
Idemitsu Kosan Co. Ltd.	647	17,841
IHI Corp.	430	10,253
Iida Group Holdings Co. Ltd.	430	7,067
Inpex Corp.	2,600	22,851
Isetan Mitsukoshi Holdings Ltd.	1,000	7,942
Isuzu Motors Ltd.	1,500	16,602
Ito En Ltd.	170	7,436
ITOCHU Corp.	4,100	78,133
Itochu Techno-Solutions Corp.	280	7,200
Itoham Yonekyu Holdings, Inc.	400	2,616
Iyo Bank Ltd. (The)	870	4,217
Izumi Co. Ltd.	130	4,881

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
J Front Retailing Co. Ltd.	700	$ 8,245
Japan Airlines Co. Ltd.	300	9,378
Japan Airport Terminal Co. Ltd.	150	6,219
Japan Aviation Electronics Industry Ltd.	120	1,674
Japan Exchange Group, Inc.	1,600	23,462
Japan Petroleum Exploration Co. Ltd.	100	2,178
Japan Post Bank Co. Ltd.	1,200	11,628
Japan Post Holdings Co. Ltd.	3,900	38,195
Japan Post Insurance Co. Ltd.	600	9,981
Japan Steel Works Ltd. (The)	200	3,494
Japan Tobacco, Inc.	3,450	76,327
JFE Holdings, Inc.	1,480	19,538
JGC Corp.	680	8,849
JSR Corp.	600	9,936
JTEKT Corp.	700	8,330
JXTG Holdings, Inc.	9,210	43,318
Kagome Co. Ltd.	300	6,952
Kajima Corp.	1,300	16,760
Kakaku.com, Inc.	450	9,356
Kaken Pharmaceutical Co. Ltd.	100	4,859
Kamigumi Co. Ltd.	280	6,439
Kandenko Co. Ltd.	300	2,619
Kaneka Corp.	130	4,833
Kansai Electric Power Co., Inc. (The)	2,070	25,569
Kansai Mirai Financial Group, Inc.	500	3,362
Kansai Paint Co. Ltd.	580	11,407
Kao Corp.	1,400	102,274
Kawasaki Heavy Industries Ltd.	490	10,654
Kawasaki Kisen Kaisha Ltd.*	300	3,834
KDDI Corp.	5,000	130,638
Keihan Holdings Co. Ltd.	310	12,578
Keikyu Corp.	700	11,768
Keio Corp.	330	20,451
Keisei Electric Railway Co. Ltd.	450	16,556
Kewpie Corp.	300	6,787
Keyence Corp.	213	122,693
Kikkoman Corp.	610	27,787
Kinden Corp.	400	6,058
Kintetsu Group Holdings Co. Ltd.	510	24,220
Kirin Holdings Co. Ltd.	2,340	50,736
Kissei Pharmaceutical Co. Ltd.	100	2,476
Kobayashi Pharmaceutical Co. Ltd.	190	13,558
Kobe Steel Ltd.	900	5,775
Koei Tecmo Holdings Co. Ltd.	200	3,840

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Koito Manufacturing Co. Ltd.	280	$ 14,055
Kokuyo Co. Ltd.	300	4,046
Komatsu Ltd.	2,710	60,531
Komeri Co. Ltd.	100	2,057
Konami Holdings Corp.	300	12,772
Konica Minolta, Inc.	1,400	11,669
Kose Corp.	60	10,209
K’s Holdings Corp.	500	4,565
Kubota Corp.	3,200	49,460
Kuraray Co. Ltd.	1,000	11,856
Kurita Water Industries Ltd.	360	9,119
Kyocera Corp.	900	54,806
KYORIN Holdings, Inc.	100	1,686
Kyoritsu Maintenance Co. Ltd.	100	4,316
Kyowa Exeo Corp.	290	6,969
Kyowa Kirin Co. Ltd.	720	11,893
Kyudenko Corp.	100	3,093
Kyushu Electric Power Co., Inc.	1,300	12,934
Kyushu Financial Group, Inc.	1,100	4,180
Kyushu Railway Co.	470	13,391
Lawson, Inc.	170	8,478
LINE Corp.*	180	5,727
Lintec Corp.	140	2,948
Lion Corp.	740	14,552
LIXIL Group Corp.	820	14,169
M3, Inc.	1,220	24,672
Mabuchi Motor Co. Ltd.	160	5,532
Maeda Corp.	400	3,000
Maeda Road Construction Co. Ltd.	200	4,247
Makita Corp.	750	24,679
Marubeni Corp.	4,500	29,215
Maruha Nichiro Corp.	130	3,793
Marui Group Co. Ltd.	680	14,726
Maruichi Steel Tube Ltd.	200	5,263
Matsui Securities Co. Ltd.	300	2,492
Matsumotokiyoshi Holdings Co. Ltd.	240	8,037
Mazda Motor Corp.	1,800	17,728
Mebuki Financial Group, Inc.	2,800	6,885
Medipal Holdings Corp.	500	10,634
Megmilk Snow Brand Co. Ltd.	130	2,771
MEIJI Holdings Co. Ltd.	366	25,446
MINEBEA MITSUMI, Inc.	1,200	20,615
Miraca Holdings, Inc.	100	2,264
MISUMI Group, Inc.	850	19,240

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mitsubishi Chemical Holdings Corp.	3,700	$ 26,231
Mitsubishi Corp.	3,730	100,211
Mitsubishi Electric Corp.	5,680	74,232
Mitsubishi Estate Co. Ltd.	3,470	63,906
Mitsubishi Gas Chemical Co., Inc.	520	6,898
Mitsubishi Heavy Industries Ltd.	850	35,140
Mitsubishi Logistics Corp.	190	5,057
Mitsubishi Materials Corp.	410	11,253
Mitsubishi Motors Corp.	1,800	7,932
Mitsubishi Shokuhin Co. Ltd.	120	3,011
Mitsubishi Tanabe Pharma Corp.	640	7,241
Mitsubishi UFJ Financial Group, Inc.	36,300	174,540
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,350	7,176
Mitsui & Co. Ltd.	4,900	79,808
Mitsui Chemicals, Inc.	540	12,355
Mitsui Fudosan Co. Ltd.	2,760	62,498
Mitsui Mining & Smelting Co. Ltd.	200	4,596
Mitsui OSK Lines Ltd.	370	9,089
Miura Co. Ltd.	330	9,130
Mizuho Financial Group, Inc.	73,700	104,254
Mochida Pharmaceutical Co. Ltd.	30	1,260
MonotaRO Co. Ltd.	360	7,918
Morinaga & Co. Ltd.	140	6,546
Morinaga Milk Industry Co. Ltd.	70	2,713
MS&AD Insurance Group Holdings, Inc.	1,450	47,529
Murata Manufacturing Co. Ltd.	1,720	76,394
Nabtesco Corp.	330	8,903
Nagase & Co. Ltd.	300	4,366
Nagoya Railroad Co. Ltd.	560	15,419
Nankai Electric Railway Co. Ltd.	330	7,908
NEC Corp.	750	30,809
Nexon Co. Ltd.*	1,240	19,636
NGK Insulators Ltd.	830	12,400
NGK Spark Plug Co. Ltd.	610	11,634
NH Foods Ltd.	300	11,118
NHK Spring Co. Ltd.	480	3,751
Nichirei Corp.	300	6,916
Nidec Corp.	650	87,397
Nifco, Inc.	250	6,187
Nihon Kohden Corp.	200	5,488
Nihon M&A Center, Inc.	400	10,799
Nihon Unisys Ltd.	200	6,574
Nikon Corp.	1,050	14,170
Nintendo Co. Ltd.	276	101,214

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nippo Corp.	160	$ 3,056
Nippon Electric Glass Co. Ltd.	190	4,267
Nippon Express Co. Ltd.	200	11,275
Nippon Gas Co. Ltd.	100	2,808
Nippon Kayaku Co. Ltd.	500	5,884
Nippon Paint Holdings Co. Ltd.	480	20,888
Nippon Paper Industries Co. Ltd.	300	5,302
Nippon Shinyaku Co. Ltd.	160	11,542
Nippon Shokubai Co. Ltd.	100	6,503
Nippon Steel Corp.	2,330	36,524
Nippon Telegraph & Telephone Corp.	1,900	85,673
Nippon Television Holdings, Inc.	150	2,067
Nippon Yusen KK	450	7,509
Nipro Corp.	300	3,336
Nishi-Nippon Financial Holdings, Inc.	400	2,820
Nishi-Nippon Railroad Co. Ltd.	200	4,227
Nissan Chemical Corp.	400	17,498
Nissan Motor Co. Ltd.	5,600	36,460
Nissan Shatai Co. Ltd.	200	1,676
Nisshin Seifun Group, Inc.	760	14,337
Nisshinbo Holdings, Inc.	400	3,122
Nissin Foods Holdings Co. Ltd.	200	12,404
Nitori Holdings Co. Ltd.	212	28,547
Nitto Denko Corp.	400	19,675
NOF Corp.	200	7,153
NOK Corp.	300	4,406
Nomura Holdings, Inc.	9,400	29,515
Nomura Real Estate Holdings, Inc.	330	6,700
Nomura Research Institute Ltd.	960	17,022
North Pacific Bank Ltd.	600	1,337
NS Solutions Corp.	80	2,697
NSK Ltd.	1,400	11,831
NTN Corp.	1,100	3,063
NTT Data Corp.	1,800	23,705
NTT DOCOMO, Inc.	3,440	82,780
Obayashi Corp.	2,000	18,963
OBIC Business Consultants Co. Ltd.	40	1,723
Obic Co. Ltd.	200	21,355
Odakyu Electric Railway Co. Ltd.	940	21,003
Oji Holdings Corp.	2,500	12,932
OKUMA Corp.	100	5,216
Olympus Corp.	3,280	35,831
Omron Corp.	570	27,218
Ono Pharmaceutical Co. Ltd.	1,230	22,301

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Open House Co. Ltd.	100	$ 4,384
Oracle Corp.	100	8,310
Orient Corp.	1,400	1,641
Oriental Land Co. Ltd.	510	67,454
ORIX Corp.	3,700	52,855
Osaka Gas Co. Ltd.	1,140	20,934
OSG Corp.	260	5,171
Otsuka Corp.	290	11,466
Otsuka Holdings Co. Ltd.	1,210	44,507
Paltac Corp.	100	4,900
Pan Pacific International Holdings Corp.	320	20,422
Panasonic Corp.	6,300	53,176
Park24 Co. Ltd.	320	6,975
Penta-Ocean Construction Co. Ltd.	800	3,873
PeptiDream, Inc.*	270	15,090
Persol Holdings Co. Ltd.	550	13,330
Pigeon Corp.	360	13,133
Pilot Corp.	100	3,769
Pola Orbis Holdings, Inc.	210	5,270
Rakuten, Inc.	2,250	22,995
Recruit Holdings Co. Ltd.	3,450	117,235
Relo Group, Inc.	300	7,957
Renesas Electronics Corp.*	2,080	12,302
Rengo Co. Ltd.	600	4,566
Resona Holdings, Inc.	6,300	25,623
Resorttrust, Inc.	220	3,186
Ricoh Co. Ltd.	2,100	19,270
Rinnai Corp.	60	4,047
Rohm Co. Ltd.	260	18,147
Rohto Pharmaceutical Co. Ltd.	300	8,646
Ryohin Keikaku Co. Ltd.	32	5,656
San-In Godo Bank Ltd. (The)	400	2,412
Sankyo Co. Ltd.	160	5,502
Sankyu, Inc.	100	5,355
Sanrio Co. Ltd.	240	4,838
Santen Pharmaceutical Co. Ltd.	1,100	17,728
Sanwa Holdings Corp.	560	6,259
Sapporo Holdings Ltd.	200	4,494
Sawai Pharmaceutical Co. Ltd.	150	8,292
SBI Holdings, Inc.	700	15,954
SCREEN Holdings Co. Ltd.	80	4,354
SCSK Corp.	150	7,121
Secom Co. Ltd.	560	43,909
Sega Sammy Holdings, Inc.	570	7,338

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Seibu Holdings, Inc.	600	$ 9,443
Seiko Epson Corp.	800	11,784
Seino Holdings Co. Ltd.	500	6,243
Sekisui Chemical Co. Ltd.	1,000	14,823
Sekisui House Ltd.	1,680	28,261
Seven & i Holdings Co. Ltd.	2,270	77,524
Seven Bank Ltd.	2,100	5,679
SG Holdings Co. Ltd.	600	15,847
Sharp Corp.	440	5,543
Shiga Bank Ltd. (The)	100	2,204
Shikoku Electric Power Co., Inc.	500	4,707
Shima Seiki Manufacturing Ltd.	100	2,926
Shimachu Co. Ltd.	160	3,535
Shimadzu Corp.	780	18,748
Shimamura Co. Ltd.	20	1,414
Shimano, Inc.	250	35,274
Shimizu Corp.	1,600	12,903
Shin-Etsu Chemical Co. Ltd.	1,180	119,922
Shinsei Bank Ltd.	480	7,254
Shionogi & Co. Ltd.	830	45,966
Shiseido Co. Ltd.	1,070	78,712
Shizuoka Bank Ltd. (The)	1,560	10,751
SHO-BOND Holdings Co. Ltd.	32	1,097
Showa Denko KK	400	10,735
SKY Perfect JSAT Holdings, Inc.	400	1,579
Skylark Holdings Co. Ltd.	600	10,498
SMC Corp.	130	47,143
Softbank Corp.	4,300	57,921
SoftBank Group Corp.	4,880	250,555
Sohgo Security Services Co. Ltd.	220	10,686
Sojitz Corp.	3,700	11,581
Sompo Holdings, Inc.	1,060	43,947
Sony Corp.	3,680	208,263
Sony Financial Holdings, Inc.	580	14,034
Sotetsu Holdings, Inc.	260	6,864
Square Enix Holdings Co. Ltd.	280	9,577
Stanley Electric Co. Ltd.	440	10,919
Subaru Corp.	1,770	41,291
Sugi Holdings Co. Ltd.	100	4,824
SUMCO Corp.	680	8,988
Sumitomo Bakelite Co. Ltd.	100	3,403
Sumitomo Chemical Co. Ltd.	4,300	19,610
Sumitomo Corp.	3,280	48,701
Sumitomo Dainippon Pharma Co. Ltd.	500	9,200

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sumitomo Electric Industries Ltd.	2,170	$ 26,868
Sumitomo Forestry Co. Ltd.	400	5,008
Sumitomo Heavy Industries Ltd.	410	13,214
Sumitomo Metal Mining Co. Ltd.	690	19,634
Sumitomo Mitsui Financial Group, Inc.	3,870	135,435
Sumitomo Mitsui Trust Holdings, Inc.	1,080	36,894
Sumitomo Osaka Cement Co. Ltd.	100	3,818
Sumitomo Realty & Development Co. Ltd.	1,200	43,747
Sumitomo Rubber Industries Ltd.	500	5,454
Sundrug Co. Ltd.	180	4,988
Suntory Beverage & Food Ltd.	370	14,695
Suzuken Co. Ltd.	230	12,704
Suzuki Motor Corp.	1,280	49,971
Sysmex Corp.	550	40,058
T&D Holdings, Inc.	1,600	17,946
Tadano Ltd.	300	2,709
Taiheiyo Cement Corp.	430	12,099
Taisei Corp.	600	20,677
Taisho Pharmaceutical Holdings Co. Ltd.	130	9,902
Taiyo Nippon Sanso Corp.	490	10,030
Taiyo Yuden Co. Ltd.	400	7,952
Takara Bio, Inc.	130	2,558
Takara Holdings, Inc.	500	5,167
Takashimaya Co. Ltd.	400	4,594
Takeda Pharmaceutical Co. Ltd.	4,383	147,558
TDK Corp.	300	23,092
TechnoPro Holdings, Inc.	100	5,677
Teijin Ltd.	540	9,327
Terumo Corp.	1,860	54,231
THK Co. Ltd.	370	9,339
TIS, Inc.	200	10,402
Tobu Railway Co. Ltd.	630	17,950
Toda Corp.	600	3,291
Toho Co. Ltd.	320	12,445
Toho Gas Co. Ltd.	270	10,281
Tohoku Electric Power Co., Inc.	1,380	13,810
Tokai Carbon Co. Ltd.	600	5,892
Tokai Rika Co. Ltd.	140	2,293
Tokai Tokyo Financial Holdings, Inc.	600	1,822
Tokio Marine Holdings, Inc.	1,920	101,907
Tokuyama Corp.	200	4,634
Tokyo Broadcasting System Holdings, Inc.	100	1,695
Tokyo Century Corp.	160	6,611
Tokyo Electric Power Co. Holdings, Inc.*	4,500	21,633

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Tokyo Electron Ltd.	450	$ 76,546
Tokyo Gas Co. Ltd.	1,240	30,928
Tokyo Tatemono Co. Ltd.	570	6,668
Tokyu Corp.	1,400	24,545
Tokyu Fudosan Holdings Corp.	1,700	9,853
Topcon Corp.	300	3,516
Toppan Printing Co. Ltd.	750	12,210
Toray Industries, Inc.	4,490	30,898
Toshiba Corp.	1,660	52,988
Toshiba Plant Systems & Services Corp.	100	1,676
Tosoh Corp.	850	11,881
TOTO Ltd.	430	17,233
Toyo Seikan Group Holdings Ltd.	470	8,210
Toyo Suisan Kaisha Ltd.	270	10,846
Toyo Tire Corp.	300	3,923
Toyobo Co. Ltd.	300	3,746
Toyoda Gosei Co. Ltd.	210	3,859
Toyota Boshoku Corp.	180	2,521
Toyota Industries Corp.	470	24,392
Toyota Motor Corp.	7,240	467,118
Toyota Tsusho Corp.	660	19,143
Trend Micro, Inc.	340	14,849
TS Tech Co. Ltd.	180	4,958
Tsumura & Co.	180	4,961
Tsuruha Holdings, Inc.	70	7,136
TV Asahi Holdings Corp.	100	1,640
Ube Industries Ltd.	300	6,259
Ulvac, Inc.	100	4,195
Unicharm Corp.	1,140	32,254
Ushio, Inc.	400	5,103
USS Co. Ltd.	600	11,912
Wacoal Holdings Corp.	200	4,852
Welcia Holdings Co. Ltd.	160	7,448
West Japan Railway Co.	560	45,940
Yahoo Japan Corp.	7,100	20,843
Yakult Honsha Co. Ltd.	360	20,228
Yamada Denki Co. Ltd.	2,200	9,715
Yamaguchi Financial Group, Inc.	800	5,584
Yamaha Corp.	460	21,718
Yamaha Motor Co. Ltd.	800	14,055
Yamato Holdings Co. Ltd.	1,030	20,185
Yamato Kogyo Co. Ltd.	100	2,602
Yamazaki Baking Co. Ltd.	400	6,084
Yaoko Co. Ltd.	100	4,587

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Yaskawa Electric Corp.	760	$ 25,221
Yokogawa Electric Corp.	700	12,544
Yokohama Rubber Co. Ltd. (The)	370	6,797
Zenkoku Hosho Co. Ltd.	100	3,906
Zensho Holdings Co. Ltd.	300	6,454
Zeon Corp.	400	4,644
ZOZO, Inc.	490	9,213
		10,407,506
Jordan 0.0%
Hikma Pharmaceuticals PLC	371	8,280
Kazakhstan 0.0%
KAZ Minerals PLC	611	4,252
Luxembourg 0.2%
ArcelorMittal	1,730	27,402
Eurofins Scientific SE	32	13,617
L’Occitane International SA	1,250	2,602
RTL Group SA	111	5,466
SES SA	978	16,172
Tenaris SA	1,412	17,719
		82,978
Macau 0.2%
Galaxy Entertainment Group Ltd.	5,700	39,112
Macau Legend Development Ltd.*	2,000	285
MGM China Holdings Ltd.	1,900	3,136
Sands China Ltd.	6,800	32,927
SJM Holdings Ltd.	5,600	6,124
Wynn Macau Ltd.	4,400	9,956
		91,540
Mexico 0.0%
Fresnillo PLC	493	3,575
Netherlands 3.9%
Aalberts NV	296	11,917
ABN AMRO Bank NV, CVA, 144A	1,169	23,145
Adyen NV, 144A*	29	21,590
Aegon NV	5,113	25,136

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Akzo Nobel NV	651	$ 61,381
ASML Holding NV	1,143	254,468
ASR Nederland NV	394	14,769
Boskalis Westminster	207	4,684
EXOR NV	319	22,116
GrandVision NV, 144A	107	3,215
Heineken Holding NV	302	30,527
Heineken NV	689	73,919
ING Groep NV	11,287	125,476
Koninklijke Ahold Delhaize NV	3,226	72,934
Koninklijke DSM NV	508	63,088
Koninklijke KPN NV	9,753	27,798
Koninklijke Philips NV	2,661	124,661
Koninklijke Vopak NV	174	8,571
NN Group NV	1,014	38,002
OCI NV*	262	6,866
Randstad NV	310	15,517
Royal Dutch Shell PLC (Class A Stock)	12,817	403,489
Royal Dutch Shell PLC (Class B Stock)	10,818	341,354
Signify NV, 144A	320	8,676
Wolters Kluwer NV	776	56,227
		1,839,526
New Zealand 0.3%
a2 Milk Co. Ltd.*	2,102	24,769
Air New Zealand Ltd.	1,405	2,505
Auckland International Airport Ltd.	2,642	16,096
Contact Energy Ltd.	2,071	10,574
Fisher & Paykel Healthcare Corp. Ltd.	1,634	17,656
Fletcher Building Ltd.	2,568	8,356
Kiwi Property Group Ltd.	3,935	4,184
Mercury NZ Ltd.	1,871	5,599
Meridian Energy Ltd.	3,823	11,786
Ryman Healthcare Ltd.	1,288	10,848
SKYCITY Entertainment Group Ltd.	1,805	4,736
Spark New Zealand Ltd.	5,082	13,277
Xero Ltd.*	283	12,534
		142,920
Norway 0.6%
Aker ASA (Class A Stock)	84	4,429
Aker BP ASA	285	8,040
DNB ASA	3,068	54,771

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway (cont’d.)
Equinor ASA	2,818	$ 50,030
Gjensidige Forsikring ASA	517	10,051
Leroy Seafood Group ASA	710	4,479
Mowi ASA	1,215	29,124
Norsk Hydro ASA	4,122	14,077
Orkla ASA	2,159	18,396
Salmar ASA	143	6,605
Schibsted ASA (Class A Stock)	214	5,770
Schibsted ASA (Class B Stock)	268	6,918
Telenor ASA	1,895	38,488
Yara International ASA	513	24,029
		275,207
Poland 0.3%
Bank Polska Kasa Opieki SA	441	11,706
CD Projekt SA	166	9,855
Cyfrowy Polsat SA	718	5,555
Dino Polska SA, 144A*	131	4,935
Grupa Lotos SA	275	6,192
KGHM Polska Miedz SA*	428	10,394
LPP SA	3	6,071
mBank SA*	35	3,151
PGE Polska Grupa Energetyczna SA*	1,951	4,470
Polski Koncern Naftowy ORLEN SA	895	22,455
Polskie Gornictwo Naftowe i Gazownictwo SA	4,575	6,640
Powszechna Kasa Oszczednosci Bank Polski SA	2,513	26,473
Powszechny Zaklad Ubezpieczen SA	1,648	17,755
Santander Bank Polska SA	83	6,989
		142,641
Portugal 0.1%
EDP - Energias de Portugal SA	6,603	24,208
Galp Energia SGPS SA	1,485	23,066
Jeronimo Martins SGPS SA	665	10,740
		58,014
Russia 0.1%
Evraz PLC	1,526	12,050
Polymetal International PLC	899	10,887
VEON Ltd.	1,828	5,615
		28,552

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore 1.2%
Ascendas Real Estate Investment Trust, REIT	7,600	$ 16,898
BOC Aviation Ltd., 144A	600	5,191
CapitaLand Commercial Trust, REIT	7,697	11,500
CapitaLand Ltd.	7,100	18,618
CapitaLand Mall Trust, REIT	7,300	13,901
City Developments Ltd.	1,400	9,833
ComfortDelGro Corp. Ltd.	6,400	12,590
DBS Group Holdings Ltd.	5,232	99,787
Frasers Property Ltd.	900	1,184
Genting Singapore Ltd.	16,600	11,067
Golden Agri-Resources Ltd.	17,800	3,808
Jardine Cycle & Carriage Ltd.	240	5,890
Keppel Corp. Ltd.	4,400	20,374
Keppel REIT	5,400	4,866
Mapletree Commercial Trust, REIT	5,300	7,966
Mapletree Industrial Trust, REIT	4,300	7,036
Mapletree Logistics Trust, REIT	6,700	7,501
Mapletree North Asia Commercial Trust, REIT	5,800	5,990
Olam International Ltd.	2,400	3,382
Oversea-Chinese Banking Corp. Ltd.	9,717	80,984
SATS Ltd.	2,100	7,339
Sembcorp Industries Ltd.	2,500	4,238
Sembcorp Marine Ltd.*	1,800	1,756
SIA Engineering Co. Ltd.	600	1,156
Singapore Airlines Ltd.	1,500	10,521
Singapore Exchange Ltd.	2,300	13,219
Singapore Post Ltd.	4,200	2,944
Singapore Press Holdings Ltd.	4,300	6,880
Singapore Technologies Engineering Ltd.	4,500	13,839
Singapore Telecommunications Ltd.	21,500	51,934
StarHub Ltd.	1,200	1,314
Suntec Real Estate Investment Trust, REIT	5,500	7,619
United Overseas Bank Ltd.	3,657	69,794
UOL Group Ltd.	1,500	7,993
Venture Corp. Ltd.	700	7,861
Wilmar International Ltd.	5,700	16,486
Wing Tai Holdings Ltd.	300	459
		573,718
South Africa 0.2%
Anglo American PLC	2,831	69,501

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Africa (cont’d.)
Investec PLC	1,927	$ 10,983
Mediclinic International PLC	1,083	4,519
		85,003
South Korea 3.7%
Amorepacific Corp.	98	11,559
AMOREPACIFIC Group	80	3,858
BGF Co. Ltd.	232	1,212
BGF retail Co. Ltd.	17	2,942
BNK Financial Group, Inc.	773	4,567
Celltrion Healthcare Co. Ltd.*	155	6,017
Celltrion, Inc.*	283	40,531
Cheil Worldwide, Inc.	191	4,363
CJ CheilJedang Corp.	21	5,044
CJ Corp.	34	2,674
CJ ENM Co. Ltd.	27	3,776
CJ Logistics Corp.*	20	2,313
Daelim Industrial Co. Ltd.	74	6,595
Daewoo Engineering & Construction Co. Ltd.*	483	1,671
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	130	3,211
DB Insurance Co. Ltd.	124	5,856
DGB Financial Group, Inc.	416	2,646
Dongsuh Cos., Inc.	96	1,447
Doosan Bobcat, Inc.	66	2,002
Doosan Corp.	20	1,773
Doosan Heavy Industries & Construction Co. Ltd.*	302	1,547
Doosan Infracore Co. Ltd.*	367	1,914
E-MART, Inc.	53	5,460
Fila Korea Ltd.	144	8,176
GS Engineering & Construction Corp.	152	4,342
GS Holdings Corp.	136	5,774
GS Retail Co. Ltd.	72	2,270
Hana Financial Group, Inc.	882	25,921
Hankook Tire & Technology Co. Ltd.	197	5,140
Hanmi Pharm Co. Ltd.	19	4,648
Hanmi Science Co. Ltd.	36	1,423
Hanon Systems	554	5,462
Hanssem Co. Ltd.	27	1,382
Hanwha Aerospace Co. Ltd.*	98	2,660
Hanwha Chemical Corp.	219	3,439
Hanwha Corp.	134	2,688
Hanwha Life Insurance Co. Ltd.	647	1,433
HDC Holdings Co. Ltd.	102	1,074

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	83	$ 2,605
Helixmith Co. Ltd.*	47	7,817
Hite Jinro Co. Ltd.	102	1,833
HLB, Inc.*	96	2,187
Hotel Shilla Co. Ltd.	82	5,442
Hyosung TNC Co. Ltd.	11	1,333
Hyundai Construction Equipment Co. Ltd.	40	1,049
Hyundai Department Store Co. Ltd.	42	2,625
Hyundai Engineering & Construction Co. Ltd.	231	8,381
Hyundai Glovis Co. Ltd.	49	6,360
Hyundai Heavy Industries Holdings Co. Ltd.	33	9,059
Hyundai Marine & Fire Insurance Co. Ltd.	164	3,870
Hyundai Mipo Dockyard Co. Ltd.	55	1,981
Hyundai Mobis Co. Ltd.	188	38,175
Hyundai Motor Co.	407	43,443
Hyundai Steel Co.	197	6,437
Hyundai Wia Corp.	47	1,716
Industrial Bank of Korea	840	9,323
Kakao Corp.	143	15,314
Kangwon Land, Inc.	281	7,306
KB Financial Group, Inc.	1,119	41,020
KCC Corp.	15	3,080
KEPCO Plant Service & Engineering Co. Ltd.	58	1,562
Kia Motors Corp.	760	28,033
Korea Aerospace Industries Ltd.	209	6,502
Korea Electric Power Corp.*	732	17,269
Korea Gas Corp.	70	2,525
Korea Investment Holdings Co. Ltd.	101	6,318
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	127	11,572
Korea Zinc Co. Ltd.	30	11,212
Korean Air Lines Co. Ltd.	128	2,758
KT&G Corp.	330	26,824
Kumho Petrochemical Co. Ltd.	48	3,305
LG Chem Ltd.	131	37,188
LG Corp.	248	14,801
LG Display Co. Ltd.*	683	8,329
LG Electronics, Inc.	322	17,695
LG Household & Health Care Ltd.	25	26,522
LG Uplus Corp.	510	5,598
Lotte Chemical Corp.	45	8,838
Lotte Chilsung Beverage Co. Ltd.	10	1,226
Lotte Corp.	157	4,498
LOTTE Fine Chemical Co. Ltd.	48	1,973

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Lotte Shopping Co. Ltd.	30	$ 3,437
LS Corp.	37	1,378
Mando Corp.	90	2,571
Medy-Tox, Inc.	11	3,876
Mirae Asset Daewoo Co. Ltd.	1,010	6,396
NAVER Corp.	384	44,737
NCSoft Corp.	51	20,733
Netmarble Corp., 144A*	47	3,603
NH Investment & Securities Co. Ltd.	343	3,781
NHN Corp.*	27	1,423
NongShim Co. Ltd.	9	1,783
OCI Co. Ltd.	48	3,042
Orion Corp.	58	3,947
Ottogi Corp.	4	2,181
Paradise Co. Ltd.	124	1,707
POSCO	195	36,978
POSCO Chemical Co. Ltd.	57	2,332
Posco International Corp.	122	1,927
S-1 Corp.	50	4,418
Samsung Biologics Co. Ltd., 144A*	36	8,492
Samsung C&T Corp.	252	19,443
Samsung Card Co. Ltd.	83	2,548
Samsung Electro-Mechanics Co. Ltd.	154	11,897
Samsung Electronics Co. Ltd.	13,564	515,922
Samsung Engineering Co. Ltd.*	419	5,806
Samsung Fire & Marine Insurance Co. Ltd.	98	21,800
Samsung Heavy Industries Co. Ltd.*	1,155	6,863
Samsung Life Insurance Co. Ltd.	195	12,518
Samsung SDI Co. Ltd.	150	31,308
Samsung SDS Co. Ltd.	92	16,160
Samsung Securities Co. Ltd.	167	5,146
Shinhan Financial Group Co. Ltd.	1,296	47,596
Shinsegae, Inc.	18	3,842
SillaJen, Inc.*	138	5,118
SK Holdings Co. Ltd.	98	18,280
SK Hynix, Inc.	1,498	96,518
SK Innovation Co. Ltd.	169	24,390
SK Networks Co. Ltd.	404	1,696
SK Telecom Co. Ltd.	68	14,261
SKC Co. Ltd.	52	1,853
S-Oil Corp.	121	9,566
Ssangyong Cement Industrial Co. Ltd.	296	1,406
Woongjin Coway Co. Ltd.	170	12,009

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Woori Financial Group, Inc.	1,670	$ 18,469
Yuhan Corp.	24	4,387
		1,731,258
Spain 2.5%
Acciona SA	54	5,749
Acerinox SA	484	4,059
ACS Actividades de Construccion y Servicios SA	758	30,614
Aena SME SA, 144A	203	36,774
Amadeus IT Group SA	1,191	93,791
Banco Bilbao Vizcaya Argentaria SA	19,049	96,810
Banco de Sabadell SA	15,414	13,484
Banco Santander SA	46,321	197,583
Bankia SA	3,609	7,129
Bankinter SA	1,967	12,752
CaixaBank SA	10,260	25,329
Cellnex Telecom SA, 144A*	619	23,154
Corp. Financiera Alba SA	52	2,673
EDP Renovaveis SA	352	3,613
Enagas SA	680	14,789
Endesa SA	927	22,928
Ferrovial SA	1,366	35,506
Fomento de Construcciones y Contratas SA	171	2,171
Grifols SA	950	30,758
Iberdrola SA*	410	3,877
Iberdrola SA (AQUIS)	17,612	166,728
Industria de Diseno Textil SA	3,012	89,914
Inmobiliaria Colonial Socimi SA, REIT	875	9,779
Mapfre SA	3,145	8,662
Merlin Properties Socimi SA, REIT	930	12,717
Naturgy Energy Group SA	863	21,838
Red Electrica Corp. SA	1,270	24,012
Repsol SA	4,025	63,884
Siemens Gamesa Renewable Energy SA	604	8,434
Telefonica SA	13,053	99,762
Zardoya Otis SA	529	3,623
		1,172,896
Sweden 2.3%
Alfa Laval AB	875	16,282
Assa Abloy AB (Class B Stock)	2,621	60,335
Atlas Copco AB (Class A Stock)	1,801	55,074
Atlas Copco AB (Class B Stock)	1,086	29,660

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Axis Communications AB^*	40	$ 1,497
Boliden AB	778	17,590
Castellum AB	746	15,160
Electrolux AB (Class B Stock)	693	16,039
Elekta AB (Class B Stock)	1,045	14,904
Epiroc AB (Class A Stock)	1,808	19,835
Epiroc AB (Class B Stock)	1,160	12,061
Essity AB (Class B Stock)	1,769	52,529
Fastighets AB Balder (Class B Stock)*	279	9,584
Hennes & Mauritz AB (Class B Stock)	2,534	44,143
Hexagon AB (Class B Stock)	711	34,478
Husqvarna AB (Class B Stock)	1,150	10,212
ICA Gruppen AB	235	10,425
Industrivarden AB (Class A Stock)	633	14,075
Industrivarden AB (Class C Stock)	522	11,361
Investment AB Latour (Class B Stock)	312	4,273
Investor AB (Class A Stock)	371	17,622
Investor AB (Class B Stock)	1,296	61,619
Kinnevik AB (Class B Stock)	662	16,857
L E Lundbergforetagen AB (Class B Stock)	192	7,121
Lundin Petroleum AB	495	15,630
Nibe Industrier AB (Class B Stock)	870	12,281
Saab AB (Class B Stock)	260	8,191
Sandvik AB	3,087	47,413
Securitas AB (Class B Stock)	895	13,876
Skandinaviska Enskilda Banken AB (Class A Stock)	4,140	38,970
Skanska AB (Class B Stock)	1,001	18,658
SKF AB (Class B Stock)	1,094	17,901
Svenska Cellulosa AB SCA (Class A Stock)	107	1,027
Svenska Cellulosa AB SCA (Class B Stock)	1,675	13,919
Svenska Handelsbanken AB (Class A Stock)	4,206	37,939
Svenska Handelsbanken AB (Class B Stock)	150	1,420
Swedbank AB (Class A Stock)	2,904	39,650
Swedish Match AB	508	19,370
Swedish Orphan Biovitrum AB*	487	9,415
Tele2 AB (Class B Stock)	1,585	22,690
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	942
Telefonaktiebolaget LM Ericsson (Class B Stock)	8,606	75,527
Telia Co. AB	7,722	34,440
Trelleborg AB (Class B Stock)	684	9,421
Volvo AB (Class B Stock)	4,272	63,518
		1,054,934

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 8.3%
ABB Ltd.	5,170	$ 97,270
Adecco Group AG	470	25,579
Alcon, Inc.*	1,325	77,007
Baloise Holding AG	133	23,996
Banque Cantonale Vaudoise	8	5,944
Barry Callebaut AG	6	11,745
Chocoladefabriken Lindt & Spruengli AG	3	22,060
Cie Financiere Richemont SA	1,473	125,631
Clariant AG*	589	10,750
Coca-Cola HBC AG*	551	18,942
Credit Suisse Group AG*	7,414	89,227
DKSH Holding AG	87	4,395
Dufry AG*	92	8,064
EMS-Chemie Holding AG	21	13,128
Flughafen Zurich AG	59	10,762
Geberit AG	105	48,345
Georg Fischer AG	12	10,343
Givaudan SA	27	71,594
Glencore PLC*	32,257	103,607
Helvetia Holding AG	95	12,100
Julius Baer Group Ltd.*	638	27,236
Kuehne + Nagel International AG	154	22,663
LafargeHolcim Ltd.*	1,378	67,261
Logitech International SA	427	17,578
Lonza Group AG*	216	73,529
Nestle SA	8,650	915,161
Novartis AG	6,312	578,680
OC Oerlikon Corp. AG	574	6,143
Pargesa Holding SA	117	8,777
Partners Group Holding AG	48	38,303
PSP Swiss Property AG	116	13,894
Roche Holding AG	2,006	536,549
Roche Holding AG (XBRN)	79	21,154
Schindler Holding AG	54	12,144
Schindler Holding AG, Part. Cert.	120	27,623
SGS SA	15	36,971
Sika AG	403	58,083
Sonova Holding AG	159	36,471
STMicroelectronics NV	1,877	34,521
Straumann Holding AG	30	24,442
Sulzer AG	31	3,128
Swatch Group AG (The)	85	24,686
Swatch Group AG (The) (SWX)	135	7,366
Swiss Life Holding AG	101	48,707

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Swiss Prime Site AG*	234	$ 20,609
Swiss Re AG	887	85,774
Swisscom AG	75	36,238
Temenos AG*	172	30,231
UBS Group AG*	10,022	111,514
Vifor Pharma AG	126	18,613
Zurich Insurance Group AG	436	151,290
		3,885,828
Taiwan 0.0%
FIT Hon Teng Ltd., 144A	2,000	827
United Arab Emirates 0.0%
NMC Health PLC	238	7,150
United Kingdom 12.4%
3i Group PLC	2,802	37,872
Admiral Group PLC	589	15,479
Amcor PLC	4,642	49,247
Ashmore Group PLC	999	6,484
Ashtead Group PLC	1,370	37,743
Associated British Foods PLC	1,009	29,652
AstraZeneca PLC	3,788	325,598
Auto Trader Group PLC, 144A	2,686	17,622
AVEVA Group PLC	170	8,223
Aviva PLC	11,263	55,557
B&M European Value Retail SA	2,496	11,209
Babcock International Group PLC	745	4,295
BAE Systems PLC	9,267	61,565
Barclays PLC	49,607	92,879
Barratt Developments PLC	2,860	22,306
Bellway PLC	361	13,000
Berkeley Group Holdings PLC	340	15,977
BP PLC	57,496	380,603
British American Tobacco PLC	6,572	234,574
British Land Co. PLC (The), REIT	2,706	16,685
BT Group PLC	23,862	56,051
Bunzl PLC	960	24,992
Burberry Group PLC	1,209	33,168
Capital & Counties Properties PLC	1,926	4,628
Centrica PLC	16,974	15,640
Cineworld Group PLC	3,160	9,818
CNH Industrial NV	2,797	28,234

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Cobham PLC*	7,374	$ 14,785
Compass Group PLC	4,573	115,669
ConvaTec Group PLC, 144A	4,437	8,404
Croda International PLC	346	19,624
CYBG PLC	3,261	6,785
DCC PLC	293	24,782
Derwent London PLC, REIT	294	10,424
Diageo PLC	6,825	285,586
Direct Line Insurance Group PLC	3,801	14,849
DS Smith PLC	3,591	15,533
easyJet PLC	569	6,640
Experian PLC	2,647	80,328
Fiat Chrysler Automobiles NV	3,178	42,007
G4S PLC	4,334	10,059
GlaxoSmithKline PLC	14,146	293,066
GVC Holdings PLC	1,745	12,546
Halma PLC	1,083	26,203
Hammerson PLC, REIT	2,338	6,072
Hargreaves Lansdown PLC	779	19,867
Hiscox Ltd.	844	17,442
Howden Joinery Group PLC	1,779	11,948
HSBC Holdings PLC	58,412	466,944
IMI PLC	821	10,412
Imperial Brands PLC	2,749	69,841
Inchcape PLC	1,239	9,396
Informa PLC	3,588	38,093
InterContinental Hotels Group PLC	524	36,351
International Consolidated Airlines Group SA	2,812	14,459
Intertek Group PLC	458	31,649
ITV PLC	10,487	14,107
J Sainsbury PLC	4,407	10,512
JD Sports Fashion PLC	976	7,677
John Wood Group PLC	1,881	12,099
Johnson Matthey PLC	534	20,831
Just Eat PLC*	1,662	15,312
Kingfisher PLC	5,849	15,739
Land Securities Group PLC, REIT	1,992	19,281
Legal & General Group PLC	17,173	54,608
Lloyds Banking Group PLC	203,687	131,373
London Stock Exchange Group PLC	899	72,253
Marks & Spencer Group PLC	5,553	13,976
Meggitt PLC	2,249	16,240
Melrose Industries PLC	14,260	32,265
Merlin Entertainments PLC, 144A	2,114	11,561

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Micro Focus International PLC	968	$ 20,380
Mondi PLC	1,098	24,022
National Grid PLC	9,769	100,412
Next PLC	382	28,073
Ocado Group PLC*	1,302	19,652
Pearson PLC	2,299	24,356
Pennon Group PLC	1,268	11,072
Persimmon PLC	887	21,662
Phoenix Group Holdings PLC	1,818	15,314
Prudential PLC	7,502	154,259
Quilter PLC, 144A	5,008	8,770
Reckitt Benckiser Group PLC	1,815	140,237
RELX PLC	5,443	129,312
Renishaw PLC	91	4,244
Rentokil Initial PLC	5,528	29,255
Rightmove PLC	2,596	16,620
Rolls-Royce Holdings PLC*	4,905	51,325
Royal Bank of Scotland Group PLC	12,890	33,983
Royal Mail PLC	2,572	6,535
RSA Insurance Group PLC	2,877	19,566
Sage Group PLC (The)	3,211	28,055
Schroders PLC	312	11,251
Segro PLC, REIT	3,084	28,658
Severn Trent PLC	668	16,353
Smith & Nephew PLC	2,508	56,724
Smiths Group PLC	1,105	21,998
Spirax-Sarco Engineering PLC	209	22,784
SSE PLC	2,987	39,952
St. James’s Place PLC	1,539	18,374
Standard Chartered PLC	7,804	64,041
Standard Life Aberdeen PLC	7,122	25,848
Subsea 7 SA	749	8,022
Tate & Lyle PLC	1,380	12,619
Taylor Wimpey PLC	9,642	18,905
TechnipFMC PLC	1,355	37,295
Tesco PLC	28,044	75,821
Travis Perkins PLC	707	11,782
Unilever NV	4,306	248,911
Unilever PLC	3,143	189,038
United Utilities Group PLC	1,939	18,567
Vodafone Group PLC	77,478	141,387
Weir Group PLC (The)	731	13,202
Whitbread PLC	529	29,046

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
WM Morrison Supermarkets PLC	6,618	$ 15,616
WPP PLC	3,473	40,932
		5,830,929
United States 0.2%
Carnival PLC	472	21,372
Ferguson PLC	663	49,394
QIAGEN NV*	640	24,303
Samsonite International SA, 144A	3,900	7,689
Sims Metal Management Ltd.	452	3,361
		106,119

Total Common Stocks (cost $41,772,988)		43,115,126
Exchange-Traded Fund 2.6%
United States
iShares MSCI EAFE ETF(a) (cost $1,163,518)	19,000	1,224,550
Preferred Stocks 0.7%
Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	155	9,231
FUCHS PETROLUB SE (PRFC)	200	7,714
Henkel AG & Co. KGaA (PRFC)	513	52,855
Porsche Automobil Holding SE (PRFC)	450	29,618
Sartorius AG (PRFC)	99	20,259
Volkswagen AG (PRFC)	527	87,701
		207,378
South Korea 0.2%
Amorepacific Corp. (PRFC)	29	1,904
CJ CheilJedang Corp. (PRFC)	14	1,408
Hanwha Corp. (PRFC)	128	1,448
Hyundai Motor Co. (2nd PRFC)	96	6,675
Hyundai Motor Co. (PRFC)	62	3,842
LG Chem Ltd. (PRFC)	21	3,174
LG Electronics, Inc. (PRFC)	64	1,496
LG Household & Health Care Ltd. (PRFC)	6	4,063
Mirae Asset Daewoo Co. Ltd. (PRFC)	512	1,702

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea (cont’d.)
Samsung Electronics Co. Ltd. (PRFC)	2,376	$ 73,674
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	9	1,376
		100,762
Spain 0.0%
Grifols SA (Class B Stock) (PRFC)	755	17,296
Total Preferred Stocks (cost $318,759)		325,436

	Units
Rights* 0.0%
South Korea
Helixmith Co. Ltd., expiring 08/14/2019 (cost $0)	2	103

Total Long-Term Investments (cost $43,255,265)		44,665,215

	Shares
Short-Term Investments 4.3%
Affiliated Mutual Funds 3.9%
PGIM Core Ultra Short Bond Fund(w)	624,780	624,780
PGIM Institutional Money Market Fund (cost $1,227,441; includes $1,224,697 of cash collateral for securities on loan)(b)(w)	1,227,075	1,227,320
Total Affiliated Mutual Funds (cost $1,852,221)		1,852,100

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.4%
U.S. Treasury Bills (cost $179,472)	2.167%	09/19/19	180	$ 179,516

Total Short-Term Investments (cost $2,031,693)				2,031,616

TOTAL INVESTMENTS 99.4% (cost $45,286,958)				46,696,831
Other assets in excess of liabilities(z) 0.6%				260,983

Net Assets 100.0%				$ 46,957,814

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,497 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,192,325; cash collateral of $1,224,697 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Sep. 2019	$115,434	$ 4,616
2	CAC40 10 Euro Index	Aug. 2019	122,180	(1,328)
15	Euro STOXX 50 Index	Sep. 2019	574,867	3,155
4	FTSE 100 Index	Sep. 2019	366,557	7,880
6	Mini MSCI EAFE Index	Sep. 2019	565,590	(3,750)
1	Nikkei 225 Index	Sep. 2019	106,875	1,825
3	TOPIX Index	Sep. 2019	431,841	4,550
				$16,948

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:
Banks	8.9%
Pharmaceuticals	6.8
Insurance	5.2
Oil, Gas & Consumable Fuels	4.7
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	3.9
Food Products	3.6
Chemicals	3.2
Automobiles	3.2
Metals & Mining	2.8
Exchange-Traded Fund	2.6
Capital Markets	2.4
Machinery	2.2
Textiles, Apparel & Luxury Goods	2.2
Beverages	2.0
Electric Utilities	2.0
Personal Products	1.9
Diversified Telecommunication Services	1.9
Technology Hardware, Storage & Peripherals	1.9
Health Care Equipment & Supplies	1.8
Real Estate Management & Development	1.7
Wireless Telecommunication Services	1.6
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.5
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	1.4
Professional Services	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Trading Companies & Distributors	1.3
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.2
Electrical Equipment	1.2
Software	1.2
Food & Staples Retailing	1.1
Construction & Engineering	1.1
Tobacco	1.1
Household Durables	1.0
Auto Components	1.0
IT Services	1.0
Multi-Utilities	0.9
Biotechnology	0.8
Building Products	0.8
Household Products	0.7%
Entertainment	0.7
Transportation Infrastructure	0.7
Specialty Retail	0.6
Media	0.5
Commercial Services & Supplies	0.5
Gas Utilities	0.5
U.S. Treasury Obligation	0.4
Diversified Financial Services	0.4
Construction Materials	0.4
Health Care Providers & Services	0.4
Multiline Retail	0.4
Communications Equipment	0.4
Interactive Media & Services	0.4
Air Freight & Logistics	0.4
Life Sciences Tools & Services	0.3
Paper & Forest Products	0.3
Internet & Direct Marketing Retail	0.3
Leisure Products	0.3
Containers & Packaging	0.2
Energy Equipment & Services	0.2
Marine	0.2
Health Care Technology	0.1
Airlines	0.0*
Water Utilities	0.0*
Independent Power & Renewable Electricity Producers	0.0*
Consumer Finance	0.0*
Distributors	0.0*
Diversified Consumer Services	0.0*
99.4
Other assets in excess of liabilities	0.6
100.0%

*	Less than + 0.05%
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).